Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2023 USD ($)
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost [Abstract]
Less than one year	$ 9,782.8
One to five years	37,948.6
Five to ten years	14,637.1
Ten years or greater	73.4
Cost	62,441.9
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value [Abstract]
Less than one year	9,566.2
One to five years	36,796.2
Five to ten years	13,942.5
Ten years or greater	73.3
Debt Securities, Available-for-Sale	$ 60,378.2